UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 900
          New York, New York 10017


13F File Number: 028-04967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Wayne Cooperman
Title:  President
Phone:  (212) 808-3756


Signature, Place and Date of Signing:

  /s/ Wayne Cooperman           New York, New York          November 16, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  82

Form 13F Information Table Value Total:  $1,508,261
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.  Form 13F File Number            Name

     1.   028-13397                       Cobalt Offshore Master Fund LP*
     2.   028-10572                       Cobalt Partners, L.P.
     3.   028-12326                       Cobalt Partners II, L.P.
          ----------------------          ------------------------------------

*Cobalt Offshore Master Fund LP ("COMF") is the successor to all Section 13(f) securities previously held by Cobalt Offshore Fund Limited (Form 13F File
Number: 028-10571; CIK: 0001071570) ("COF"). As a result, COMF has succeeded to the Form 13F filing obligations of COF.


                                                FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN 2          COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6        COL 7    COLUMN 8
                                                           VALUE     SHS OR     SH/ PUT/  INVESTMENT      OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT    PRN CALL  DISCRETION      MGRS   SOLE  SHARED   NONE
--------------                --------------    -----      --------  -------    --- ----  ----------      ----   ----  ------   ----
ACE LTD                       SHS               H0023R105   55,387    1,036,050 SH        Shared-Defined  1, 2, 3       1,036,050
ADVANCED MICRO DEVICES INC    NOTE 6.000% 5/0   007903AL1    2,623    3,500,000 PRN       Shared-Defined  1, 2, 3       3,500,000
ADVANCED MICRO DEVICES INC    NOTE 5.750% 8/1   007903AN7   11,922   14,000,000 PRN       Shared-Defined  1, 2, 3      14,000,000
ALPHA NATURAL RESOURCES INC   COM               02076X102    3,510      100,000 SH        Shared-Defined  1, 2, 3         100,000
AMAG PHARMACEUTICALS INC      COM               00163U106   13,460      308,158 SH        Shared-Defined  1, 2, 3         308,158
AMERICAN TOWER CORP           NOTE 5.000% 2/1   029912AF9    3,805    3,805,000 PRN       Shared-Defined  1, 2, 3       3,805,000
APACHE CORP                   COM               037411105    5,697       62,037 SH        Shared-Defined  1, 2, 3          62,037
APOLLO GROUP INC              CL A              037604105   28,535      387,334 SH        Shared-Defined  1, 2, 3         387,334
APOLLO INVT CORP              COM               03761U106   10,819    1,132,889 SH        Shared-Defined  1, 2, 3       1,132,889
ARVINMERITOR INC              COM               043353101   13,816    1,766,793 SH        Shared-Defined  1, 2, 3       1,766,793
ATLAS AMER INC                COM               049167109  148,530    5,486,897 SH        Shared-Defined  1, 2, 3       5,486,897
AUTOZONE INC                  COM               053332102   19,009      130,000 SH        Shared-Defined  1, 2, 3         130,000
BARRETT BILL CORP             NOTE 5.000% 3/1   06846NAA2    4,719    5,000,000 PRN       Shared-Defined  1, 2, 3       5,000,000
BRF-BRASIL FOODS S A          SPONSORED ADR     10552T107    3,690       69,300 SH        Shared-Defined  1, 2, 3          69,300
BUCKLE INC                    COM               118440106   13,506      395,600 SH        Shared-Defined  1, 2, 3         395,600
BUCYRUS INTL INC NEW          COM               118759109    6,413      180,089 SH        Shared-Defined  1, 2, 3         180,089
CENTURY ALUM CO               COM               156431108   29,531    3,158,384 SH        Shared-Defined  1, 2, 3       3,158,384
CHIMERA INVT CORP             COM               16934Q109    2,903      760,000 SH        Shared-Defined  1, 2, 3         760,000
COCA COLA ENTERPRISES INC     COM               191219104    9,723      454,155 SH        Shared-Defined  1, 2, 3         454,155
CROWN CASTLE INTL CORP        COM               228227104   64,417    2,054,106 SH        Shared-Defined  1, 2, 3       2,054,106
CROWN HOLDINGS INC            COM               228368106   34,285    1,260,485 SH        Shared-Defined  1, 2, 3       1,260,485
CVS CAREMARK CORPORATION      COM               126650100   33,793      945,525 SH        Shared-Defined  1, 2, 3         945,525
DANA HOLDING CORP             COM               235825205      341       50,000 SH        Shared-Defined  1, 2, 3          50,000
DEERE & CO                    COM               244199105    4,721      110,000 SH        Shared-Defined  1, 2, 3         110,000
DENBURY RES INC               COM NEW           247916208    6,052      400,000 SH        Shared-Defined  1, 2, 3         400,000
DEVELOPERS DIVERSIFIED RLTY   NOTE 3.500% 8/1   251591AQ6   21,591   23,500,000 PRN       Shared-Defined  1, 2, 3      23,500,000
DEVELOPERS DIVERSIFIED RLTY   NOTE 3.000% 3/1   251591AS2   13,039   14,700,000 PRN       Shared-Defined  1, 2, 3      14,700,000
DEVON ENERGY CORP NEW         COM               25179M103   31,645      470,000 SH        Shared-Defined  1, 2, 3         470,000
DOMTAR CORP                   COM NEW           257559203   23,066      654,926 SH        Shared-Defined  1, 2, 3         654,926
E TRADE FINANCIAL CORP        COM               269246104    6,421    3,669,000 SH        Shared-Defined  1, 2, 3       3,669,000
EAGLE BULK SHIPPING INC       COM               Y2187A101    3,032      591,100 SH        Shared-Defined  1, 2, 3         591,100
ENERGY TRANSFER EQUITY L P    COM UT LTD PTN    29273V100   25,561      912,890 SH        Shared-Defined  1, 2, 3         912,890
FREEPORT-MCMORAN COPPER & GO  COM               35671D857   26,755      389,961 SH        Shared-Defined  1, 2, 3         389,961
GENERAL ELECTRIC CO           COM               369604103    3,284      200,000 SH        Shared-Defined  1, 2, 3         200,000
GENWORTH FINL INC             COM CL A          37247D106   17,925    1,500,000 SH        Shared-Defined  1, 2, 3       1,500,000
GOLDMAN SACHS GROUP INC       COM               38141G104   47,931      260,000 SH        Shared-Defined  1, 2, 3         260,000
GRAFTECH INTL LTD             COM               384313102   27,218    1,851,553 SH        Shared-Defined  1, 2, 3       1,851,553
HESS CORP                     COM               42809H107    2,673       50,000 SH        Shared-Defined  1, 2, 3          50,000
IMAX CORP                     COM               45245E109    3,891      413,500 SH        Shared-Defined  1, 2, 3         413,500
INTL PAPER CO                 COM               460146103   35,835    1,612,000 SH        Shared-Defined  1, 2, 3       1,612,000
JPMORGAN CHASE & CO           COM               46625H100   40,534      925,000 SH        Shared-Defined  1, 2, 3         925,000
KKR FINANCIAL HLDGS LLC       NOTE 7.000% 7/1   48248AAB4   14,930   16,658,000 PRN       Shared-Defined  1, 2, 3      16,658,000
KKR FINANCIAL HLDGS LLC       COM               48248A306   20,014    4,332,123 SH        Shared-Defined  1, 2, 3       4,332,123
LINCOLN NATL CORP IND         COM               534187109   28,992    1,118,950 SH        Shared-Defined  1, 2, 3       1,118,950
LOWES COS INC                 COM               548661107    4,188      200,000 SH        Shared-Defined  1, 2, 3         200,000
MASTERCARD INC                CL A              57636Q104   17,303       85,596 SH        Shared-Defined  1, 2, 3          85,596
METROPCS COMMUNICATIONS INC   COM               591708102    5,616      600,000 SH        Shared-Defined  1, 2, 3         600,000
MFA FINANCIAL INC             COM               55272X102    6,740      846,753 SH        Shared-Defined  1, 2, 3         846,753
MOSAIC CO                     COM               61945A107    2,404       50,000 SH        Shared-Defined  1, 2, 3          50,000
NATIONAL OILWELL VARCO INC    COM               637071101    7,763      180,000 SH        Shared-Defined  1, 2, 3         180,000
NAVISTAR INTL CORP NEW        COM               63934E108    9,568      255,700 SH        Shared-Defined  1, 2, 3         255,700
NBT BANCORP INC               COM               628778102    2,958      131,229 SH        Shared-Defined  1, 2, 3         131,229
NBTY INC                      COM               628782104    9,895      250,000 SH        Shared-Defined  1, 2, 3         250,000
NOBLE CORPORATION BAAR        NAMEN -AKT        H5833N103    3,796      100,000 SH        Shared-Defined  1, 2, 3         100,000
PENN VA CORP                  NOTE 4.500%11/1   707882AA4   17,950   20,000,000 PRN       Shared-Defined  1, 2, 3      20,000,000
PETROHAWK ENERGY CORP         COM               716495106    1,211       50,000 SH        Shared-Defined  1, 2, 3          50,000
PETSMART INC                  COM               716768106    1,088       50,000 SH        Shared-Defined  1, 2, 3          50,000
POTASH CORP SASK INC          COM               73755L107    1,807       20,000 SH        Shared-Defined  1, 2, 3          20,000
PRINCIPAL FINANCIAL GROUP IN  COM               74251V102   19,263      703,281 SH        Shared-Defined  1, 2, 3         703,281
PROLOGIS                      NOTE 2.250% 4/0   743410AQ5   12,699   14,000,000 PRN       Shared-Defined  1, 2, 3      14,000,000
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297   22,885      520,000 SH        Shared-Defined  1, 2, 3         520,000
SCHERING PLOUGH CORP          COM               806605101   25,425      900,000 SH        Shared-Defined  1, 2, 3         900,000
SCHWEITZER-MAUDUIT INTL INC   COM               808541106   22,043      405,505 SH        Shared-Defined  1, 2, 3         405,505
SILVER WHEATON CORP           COM               828336107   18,822    1,495,000 SH        Shared-Defined  1, 2, 3       1,495,000
SL GREEN RLTY CORP            COM               78440X101    8,902      203,014 SH        Shared-Defined  1, 2, 3         203,014
SLM CORP                      COM               78442P106   13,101    1,502,400 SH        Shared-Defined  1, 2, 3       1,502,400
SPDR GOLD TRUST               GOLD SHS          78463V107   61,802      625,213 SH        Shared-Defined  1, 2, 3         625,213
SUNCOR ENERGY INC NEW         COM               867224107   12,096      350,000 SH        Shared-Defined  1, 2, 3         350,000
TENNECO INC                   COM               880349105   11,608      890,172 SH        Shared-Defined  1, 2, 3         890,172
TERRA INDS INC                COM               880915103    6,572      189,566 SH        Shared-Defined  1, 2, 3         189,566
THERMO FISHER SCIENTIFIC INC  COM               883556102   15,285      350,000 SH        Shared-Defined  1, 2, 3         350,000
TOLL BROTHERS INC             COM               889478103    6,839      350,000 SH        Shared-Defined  1, 2, 3         350,000
TRANSOCEAN LTD                COM               H8817H100   48,149      562,954 SH        Shared-Defined  1, 2, 3         562,954
UAL CORP                      NOTE 4.500% 6/3   902549AH7    4,740    6,000,000 PRN       Shared-Defined  1, 2, 3       6,000,000
UNION PAC CORP                COM               907818108    8,753      150,000 SH        Shared-Defined  1, 2, 3         150,000
VALE S A                      ADR REPSTG PFD    91912E204   28,714    1,400,000 SH        Shared-Defined  1, 2, 3       1,400,000
VISA INC                      COM CL A          92826C839   16,752      242,400 SH        Shared-Defined  1, 2, 3         242,400
VORNADO RLTY L P              DBCV 3.625%11/1   929043AE7    8,748    9,000,000 PRN       Shared-Defined  1, 2, 3       9,000,000
WEATHERFORD INTERNATIONAL LT  REG               H27013103   16,543      798,000 SH        Shared-Defined  1, 2, 3         798,000
WELLPOINT INC                 COM               94973V107    2,368       50,000 SH        Shared-Defined  1, 2, 3          50,000
WYETH                         COM               983024100   38,864      800,000 SH        Shared-Defined  1, 2, 3         800,000
XTO ENERGY INC                COM               98385X106   59,457    1,438,944 SH        Shared-Defined  1, 2, 3       1,438,944

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